ING USA Annuity and Life Insurance Company
and its Separate Account B

ING Focus Variable Annuity Contracts

Supplement dated December 15, 2010 to the Contract Prospectus dated April 30, 2007, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated April 30, 2007. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Effective July 30, 2010, ING Funds Distributor, LLC changed its name to ING Investments Distributor, LLC.
Accordingly, all references to ING Funds Distributor, LLC in the Contract Prospectus are deleted and replaced with
ING Investments Distributor, LLC.

Please Note: The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.

Important Information Regarding Fund Changes

1.	Effective January 4, 2011, the investment objective for ING Thornburg Value Portfolio will change to “Seeks long-term capital appreciation, and secondarily current income.”

2.	Effective after the close of business on or about January 21, 2011, the following fund name change, subadviser change, and investment objective change will occur:

The ING Oppenheimer Global Strategic Income Portfolio will:
	•	Change its subadviser to ING Investment Management Co. (“ING IM”), under an interim-subadvisory agreement;
	•	Change its name to ING Global Bond Portfolio; and
	•	Change its investment objective to “Seeks to maximize total return through a combination of current income and capital appreciation.”

Accordingly, effective after the close of business on or about January 21, 2011, all references to ING Oppenheimer
Global Strategic Income Portfolio in the Contract Prospectus are deleted and replaced with ING Global Bond
Portfolio.

3.	Effective as of the dates noted above, the information for the ING Oppenheimer Global Strategic Income
Portfolio and ING Thornburg Value Portfolio appearing in the Contract Prospectus under Appendix B–The Funds is deleted and replaced with the following:

	Fund Name and Investment Adviser/Subadviser		Investment Objective(s)
	ING Partners, Inc. – ING Global Bond Portfolio		Seeks to maximize total return through a combination
		(formerly ING Oppenheimer Global Strategic Income Portfolio)	of current income and capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
	ING Partners, Inc. – ING Thornburg Value		Seeks long-term capital appreciation, and secondarily
		Portfolio	current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management, Inc.

X.90156-10B			December 2010